UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin International Low Volatility High Dividend Index ETF
LVHI | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Low Volatility High Dividend Index ETF	$20	0.40%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,339,477,551
Total Number of Portfolio Holdings*	135
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Low Volatility High Dividend Index ETF	PAGE 1	LVHI-STSR-1124

Franklin U.S. Low Volatility High Dividend Index ETF
LVHD | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin U.S. Low Volatility High Dividend Index ETF	$14	0.27%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$590,244,571
Total Number of Portfolio Holdings*	116
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 1	LVHD-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Low Volatility High Dividend Index ETFs
Financial Statements and Other Important Information
Semi-Annual | September 30, 2024

Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 11.2%
Diversified Telecommunication Services — 7.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,020,439	$1,175,794
BT Group PLC	8,040,069	15,950,357
Cogeco Communications Inc.	16,954	897,303
Koninklijke KPN NV	2,061,970	8,443,335
Nippon Telegraph & Telephone Corp.	32,267,058	33,115,241
Orange SA	1,213,390	13,927,998
Swisscom AG, Registered Shares	15,576	10,201,814
Telstra Group Ltd.	5,854,060	15,757,671
Total Diversified Telecommunication Services		99,469,513
Media — 0.2%
ITV PLC	2,421,124	2,599,685
Wireless Telecommunication Services — 3.6%
Freenet AG	67,654	2,017,502
KDDI Corp.	824,920	26,493,865
SoftBank Corp.	14,461,230	18,925,771
Total Wireless Telecommunication Services		47,437,138

Total Communication Services		149,506,336
Consumer Discretionary — 7.4%
Automobile Components — 0.9%
Cie Generale des Etablissements Michelin SCA	289,995	11,800,249
Automobiles — 5.9%
Bayerische Motoren Werke AG	239,301	21,146,768
Mercedes-Benz Group AG	477,821	30,951,139
Stellantis NV	1,976,961	27,376,875
Total Automobiles		79,474,782
Household Durables — 0.4%
Haseko Corp.	193,271	2,530,061
Man Wah Holdings Ltd.	1,355,127	1,127,019
Sangetsu Corp.	50,300	989,191
Total Household Durables		4,646,271
Specialty Retail — 0.2%
Eagers Automotive Ltd.	167,775	1,271,022
Super Retail Group Ltd.	135,438	1,707,256
Total Specialty Retail		2,978,278

Total Consumer Discretionary		98,899,580
Consumer Staples — 7.6%
Beverages — 0.7%
Kirin Holdings Co. Ltd.	627,757	9,593,658
Consumer Staples Distribution & Retail — 2.1%
Kesko oyj, Class B Shares	117,499	2,513,200
Tesco PLC	5,443,451	26,190,762
Total Consumer Staples Distribution & Retail		28,703,962
Food Products — 0.3%
WH Group Ltd.	4,409,782	3,497,169
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 0.8%
Reckitt Benckiser Group PLC	169,537	$10,408,493
Tobacco — 3.7%
Imperial Brands PLC	577,152	16,822,571
Japan Tobacco Inc.	1,144,434	33,435,331
Total Tobacco		50,257,902

Total Consumer Staples		102,461,184
Energy — 13.2%
Energy Equipment & Services — 0.1%
SBM Offshore NV	66,314	1,213,021
Oil, Gas & Consumable Fuels — 13.1%
Aker BP ASA	193,876	4,163,696
Ampol Ltd.	188,114	3,984,291
BP PLC	5,778,833	30,362,405
Cardinal Energy Ltd.	185,229	876,134
Eni SpA	1,960,325	29,933,787
Equinor ASA	424,444	10,747,458
Hafnia Ltd.	198,741	1,417,065
New Hope Corp. Ltd.	585,043	2,114,602
OMV AG	84,360	3,611,596
Parex Resources Inc.	175,479	1,558,716
Pembina Pipeline Corp.	782,915	32,308,754
Peyto Exploration & Development Corp.	274,549	3,129,690
Repsol SA	774,426	10,237,619
Serica Energy PLC	479,013	857,770
TORM PLC, Class A Shares	32,974	1,123,569
TotalEnergies SE	475,813	31,065,344
Whitecap Resources Inc.	680,864	5,090,289
Yancoal Australia Ltd.	593,297	2,523,108
Total Oil, Gas & Consumable Fuels		175,105,893

Total Energy		176,318,914
Financials — 24.2%
Banks — 13.9%
ANZ Group Holdings Ltd.	978,624	20,693,500
Bank of Nova Scotia	667,035	36,384,625
BOC Hong Kong Holdings Ltd.	1,874,135	6,007,848
Canadian Imperial Bank of Commerce	480,669	29,506,555
Credit Agricole SA	899,431	13,777,303
DBS Group Holdings Ltd.	923,970	27,423,602
DNB Bank ASA	270,706	5,561,827
Nordea Bank Abp	941,614	11,128,916
Oversea-Chinese Banking Corp. Ltd.	1,218,852	14,356,213
Svenska Handelsbanken AB, Class A Shares	774,869	7,969,151
United Overseas Bank Ltd.	567,815	14,248,525
Total Banks		187,058,065
Consumer Finance — 0.1%
Cembra Money Bank AG	10,180	952,772
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 10.2%
AXA SA	639,203	$24,633,117
Generali	603,950	17,491,310
Great-West Lifeco Inc.	678,492	23,162,997
Japan Post Holdings Co. Ltd.	1,988,291	18,987,734
Mapfre SA	409,623	1,093,527
Poste Italiane SpA	489,980	6,884,749
Power Corp. of Canada	283,978	8,967,394
Swiss Life Holding AG, Registered Shares	10,800	9,038,943
Zurich Insurance Group AG	43,136	26,069,270
Total Insurance		136,329,041

Total Financials		324,339,878
Health Care — 5.0%
Pharmaceuticals — 5.0%
Novartis AG, Registered Shares	276,371	31,829,106
Ono Pharmaceutical Co. Ltd.	316,300	4,226,842
Roche Holding AG	97,723	31,348,283

Total Health Care		67,404,231
Industrials — 4.0%
Air Freight & Logistics — 0.1%
Logista Integral SA	28,724	867,474
Building Products — 0.1%
Xinyi Glass Holdings Ltd.	1,592,044	1,897,950
Construction & Engineering — 0.4%
Hazama Ando Corp.	193,447	1,513,333
INFRONEER Holdings Inc.	166,800	1,367,261
Koninklijke BAM Groep NV	240,687	1,129,274
Nishimatsu Construction Co. Ltd.	30,613	1,088,705
Okumura Corp.	24,237	735,379
Total Construction & Engineering		5,833,952
Electrical Equipment — 0.1%
Signify NV	61,287	1,447,332
Ground Transportation — 0.2%
MTR Corp. Ltd.	891,926	3,370,200
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd.	1,186,625	6,828,727
Keppel Ltd.	685,220	3,543,689
Total Industrial Conglomerates		10,372,416
Machinery — 1.6%
Mitsuboshi Belting Ltd.	24,119	670,253
SKF AB, Class B Shares	221,123	4,406,492
Volvo AB, Class B Shares	605,542	16,021,779
Total Machinery		21,098,524
Marine Transportation — 0.1%
Wallenius Wilhelmsen ASA	87,833	1,035,718
Passenger Airlines — 0.5%
Singapore Airlines Ltd.	1,280,813	6,793,704
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.1%
Kanematsu Corp.	74,057	$1,252,404

Total Industrials		53,969,674
Information Technology — 1.6%
Electronic Equipment, Instruments & Components — 0.1%
Venture Corp. Ltd.	158,044	1,730,841
IT Services — 0.1%
TietoEVRY oyj	43,566	901,936
Technology Hardware, Storage & Peripherals — 1.4%
Canon Inc.	579,088	19,039,785

Total Information Technology		21,672,562
Materials — 8.1%
Chemicals — 0.5%
Nippon Soda Co. Ltd.	35,200	613,736
Solvay SA	57,675	2,265,762
Tosoh Corp.	283,137	3,786,640
Total Chemicals		6,666,138
Construction Materials — 1.7%
Holcim AG	230,924	22,601,014
Metals & Mining — 5.9%
ARE Holdings Inc.	57,046	723,843
Fortescue Ltd.	2,345,779	33,654,315
Labrador Iron Ore Royalty Corp.	50,657	1,205,914
Nippon Steel Corp.	208,700	4,665,986
Rio Tinto PLC	519,979	36,959,167
Yamato Kogyo Co. Ltd.	50,700	2,536,772
Total Metals & Mining		79,745,997

Total Materials		109,013,149
Real Estate — 3.1%
Diversified REITs — 0.2%
Activia Properties Inc.	604	1,380,789
Hulic REIT Inc.	750	728,817
Total Diversified REITs		2,109,606
Hotel & Resort REITs — 0.1%
CapitaLand Ascott Trust	989,900	752,849
Industrial REITs — 0.6%
CapitaLand Ascendas REIT	2,423,866	5,407,377
Mapletree Industrial Trust	1,260,856	2,389,922
Total Industrial REITs		7,797,299
Office REITs — 0.1%
Japan Prime Realty Investment Corp.	264	643,204
Mori Hills REIT Investment Corp.	927	824,994
Total Office REITs		1,468,198
Real Estate Management & Development — 1.8%
Daiwa House Industry Co. Ltd.	400,695	12,619,763
Henderson Land Development Co. Ltd.	754,269	2,408,223
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate Management & Development — continued
	Sino Land Co. Ltd.	755,045	$829,164
	Sun Hung Kai Properties Ltd.	796,383	8,771,235
	Total Real Estate Management & Development		24,628,385
Retail REITs — 0.3%
	AEON REIT Investment Corp.	808	741,683
	Frasers Centrepoint Trust	571,709	1,025,687
	Frontier Real Estate Investment Corp.	261	776,395
	SmartCentres Real Estate Investment Trust	81,463	1,604,597
	Total Retail REITs		4,148,362

Total Real Estate			40,904,699
Utilities — 12.6%
Electric Utilities — 7.3%
	CK Infrastructure Holdings Ltd.	409,391	2,803,940
	EDP SA	1,502,899	6,880,333
	Enel SpA	4,483,013	35,898,466
	Iberdrola SA	1,872,102	29,021,225
	Origin Energy Ltd.	1,000,532	6,948,134
	Power Assets Holdings Ltd.	621,749	3,986,238
	Redeia Corp. SA	197,683	3,854,306
	Terna - Rete Elettrica Nazionale SpA	908,128	8,197,326
	Total Electric Utilities		97,589,968
Gas Utilities — 0.3%
	Italgas SpA	530,161	3,212,859
	Rubis SCA	41,640	1,139,502
	Total Gas Utilities		4,352,361
Independent Power and Renewable Electricity Producers — 0.4%
	Capital Power Corp.	130,044	4,733,161
Multi-Utilities — 4.6%
	A2A SpA	1,999,091	4,627,275
	Canadian Utilities Ltd., Class A Shares	138,843	3,689,599
	Engie SA	1,034,509	17,913,071
	Iren SpA	548,717	1,245,614
	National Grid PLC	2,511,639	34,700,592
	Total Multi-Utilities		62,176,151

Total Utilities			168,851,641
Total Common Stocks (Cost — $1,178,515,933)			1,313,341,848
	Rate
Preferred Stocks — 1.9%
Consumer Discretionary — 1.9%
Automobile Components — 0.0%††
Schaeffler AG	9.711%	137,482	711,026 (a)
Automobiles — 1.9%
Volkswagen AG	9.521%	234,614	24,916,805 (a)

Total Preferred Stocks (Cost — $29,956,532)			25,627,831
Total Investments before Short-Term Investments (Cost — $1,208,472,465)			1,338,969,679
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,881,746)	4.787%	4,881,746	$4,881,746 (b)
Total Investments — 100.3% (Cost — $1,213,354,211)			1,343,851,425
Liabilities in Excess of Other Assets — (0.3)%			(4,373,874)
Total Net Assets — 100.0%			$1,339,477,551

††	Represents less than 0.1%.
(a)	The rate shown represents the yield as of September 30, 2024.
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	37	12/24	$4,526,710	$4,602,430	$75,720
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	185,309	CHF	157,109	State Street Global Markets, LLC	10/8/24	$(1,126)
USD	554,813	CHF	467,884	State Street Global Markets, LLC	10/8/24	(406)
USD	561,736	CHF	474,487	State Street Global Markets, LLC	10/8/24	(1,318)
USD	1,104,616	CHF	934,300	State Street Global Markets, LLC	10/8/24	(4,079)
USD	1,110,295	CHF	940,222	State Street Global Markets, LLC	10/8/24	(5,428)
USD	1,654,976	CHF	1,398,264	State Street Global Markets, LLC	10/8/24	(4,287)
USD	1,690,461	CHF	1,422,166	State Street Global Markets, LLC	10/8/24	2,835
USD	6,053,968	CHF	5,121,481	State Street Global Markets, LLC	10/8/24	(23,482)
USD	119,419,663	CHF	100,970,161	State Street Global Markets, LLC	10/8/24	(397,451)
USD	1,609	DKK	10,733	State Street Global Markets, LLC	10/8/24	1
USD	4,771	DKK	31,966	State Street Global Markets, LLC	10/8/24	(17)
USD	4,851	DKK	32,416	State Street Global Markets, LLC	10/8/24	(4)
USD	9,496	DKK	63,832	State Street Global Markets, LLC	10/8/24	(65)
USD	9,591	DKK	64,236	State Street Global Markets, LLC	10/8/24	(30)
USD	14,159	DKK	95,528	State Street Global Markets, LLC	10/8/24	(149)
USD	14,571	DKK	97,160	State Street Global Markets, LLC	10/8/24	18
USD	51,695	DKK	349,884	State Street Global Markets, LLC	10/8/24	(711)
USD	1,027,194	DKK	6,906,484	State Street Global Markets, LLC	10/8/24	(7,268)
USD	586,581	EUR	524,823	State Street Global Markets, LLC	10/8/24	638
USD	1,740,352	EUR	1,563,142	State Street Global Markets, LLC	10/8/24	(4,832)
USD	1,768,449	EUR	1,585,166	State Street Global Markets, LLC	10/8/24	(1,324)
USD	3,464,570	EUR	3,121,400	State Street Global Markets, LLC	10/8/24	(20,345)
USD	3,497,839	EUR	3,141,121	State Street Global Markets, LLC	10/8/24	(9,093)
USD	5,164,915	EUR	4,671,341	State Street Global Markets, LLC	10/8/24	(50,446)
USD	5,312,636	EUR	4,751,137	State Street Global Markets, LLC	10/8/24	8,186
USD	18,859,177	EUR	17,109,352	State Street Global Markets, LLC	10/8/24	(242,713)
USD	374,586,988	EUR	337,669,878	State Street Global Markets, LLC	10/8/24	(2,407,581)
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,639	GBP	178,446	State Street Global Markets, LLC	10/8/24	$(718)
USD	701,651	GBP	531,617	State Street Global Markets, LLC	10/8/24	(11,429)
USD	721,488	GBP	538,959	State Street Global Markets, LLC	10/8/24	(1,441)
USD	1,396,478	GBP	1,061,569	State Street Global Markets, LLC	10/8/24	(27,450)
USD	1,415,560	GBP	1,068,251	State Street Global Markets, LLC	10/8/24	(17,331)
USD	2,078,149	GBP	1,588,676	State Street Global Markets, LLC	10/8/24	(52,811)
USD	2,165,734	GBP	1,615,360	State Street Global Markets, LLC	10/8/24	(1,018)
USD	7,573,840	GBP	5,818,538	State Street Global Markets, LLC	10/8/24	(230,816)
USD	151,132,487	GBP	114,838,999	State Street Global Markets, LLC	10/8/24	(2,906,015)
USD	1,626	ILS	6,085	State Street Global Markets, LLC	10/8/24	(10)
USD	4,842	ILS	18,121	State Street Global Markets, LLC	10/8/24	(31)
USD	4,893	ILS	18,373	State Street Global Markets, LLC	10/8/24	(47)
USD	9,652	ILS	36,407	State Street Global Markets, LLC	10/8/24	(138)
USD	9,765	ILS	36,193	State Street Global Markets, LLC	10/8/24	33
USD	14,395	ILS	54,150	State Street Global Markets, LLC	10/8/24	(165)
USD	14,896	ILS	55,096	State Street Global Markets, LLC	10/8/24	82
USD	52,597	ILS	198,302	State Street Global Markets, LLC	10/8/24	(725)
USD	1,061,065	ILS	3,930,005	State Street Global Markets, LLC	10/8/24	4,319
USD	32,854	NOK	345,435	State Street Global Markets, LLC	10/8/24	55
USD	97,002	NOK	1,029,033	State Street Global Markets, LLC	10/8/24	(706)
USD	100,046	NOK	1,043,225	State Street Global Markets, LLC	10/8/24	990
USD	193,094	NOK	2,054,791	State Street Global Markets, LLC	10/8/24	(2,011)
USD	196,818	NOK	2,067,626	State Street Global Markets, LLC	10/8/24	493
USD	283,502	NOK	3,074,014	State Street Global Markets, LLC	10/8/24	(8,380)
USD	298,245	NOK	3,127,546	State Street Global Markets, LLC	10/8/24	1,280
USD	1,034,542	NOK	11,255,840	State Street Global Markets, LLC	10/8/24	(34,217)
USD	20,918,643	NOK	222,707,865	State Street Global Markets, LLC	10/8/24	(227,817)
USD	38,850	SEK	393,724	State Street Global Markets, LLC	10/8/24	(8)
USD	115,148	SEK	1,172,824	State Street Global Markets, LLC	10/8/24	(603)
USD	117,530	SEK	1,189,267	State Street Global Markets, LLC	10/8/24	156
USD	229,815	SEK	2,342,055	State Street Global Markets, LLC	10/8/24	(1,332)
USD	231,656	SEK	2,356,807	State Street Global Markets, LLC	10/8/24	(946)
USD	338,121	SEK	3,504,709	State Street Global Markets, LLC	10/8/24	(7,773)
USD	353,722	SEK	3,563,790	State Street Global Markets, LLC	10/8/24	1,998
USD	1,236,702	SEK	12,835,813	State Street Global Markets, LLC	10/8/24	(30,115)
USD	24,688,336	SEK	253,721,855	State Street Global Markets, LLC	10/8/24	(352,474)
USD	111,613	AUD	162,615	UBS Securities LLC	10/8/24	(1,216)
USD	326,392	AUD	484,491	UBS Securities LLC	10/8/24	(9,769)
USD	337,362	AUD	491,130	UBS Securities LLC	10/8/24	(3,406)
USD	649,942	AUD	967,447	UBS Securities LLC	10/8/24	(21,316)
USD	662,606	AUD	973,456	UBS Securities LLC	10/8/24	(12,821)
USD	963,645	AUD	1,447,675	UBS Securities LLC	10/8/24	(40,817)
USD	1,020,006	AUD	1,471,609	UBS Securities LLC	10/8/24	(1,062)
USD	3,519,236	AUD	5,302,083	UBS Securities LLC	10/8/24	(159,585)
USD	70,459,731	AUD	104,758,347	UBS Securities LLC	10/8/24	(2,226,282)
USD	207,995	CAD	279,839	UBS Securities LLC	10/8/24	812
USD	613,422	CAD	833,398	UBS Securities LLC	10/8/24	(3,598)
USD	627,337	CAD	845,172	UBS Securities LLC	10/8/24	1,601
USD	1,226,232	CAD	1,664,191	UBS Securities LLC	10/8/24	(5,878)
USD	1,233,780	CAD	1,674,738	UBS Securities LLC	10/8/24	(6,139)
USD	1,837,763	CAD	2,490,608	UBS Securities LLC	10/8/24	(6,198)
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,878,952	CAD	2,533,339	UBS Securities LLC	10/8/24	$3,355
USD	6,706,796	CAD	9,122,141	UBS Securities LLC	10/8/24	(46,927)
USD	133,407,049	CAD	180,178,760	UBS Securities LLC	10/8/24	8,836
USD	54,230	HKD	422,065	UBS Securities LLC	10/8/24	(114)
USD	161,435	HKD	1,256,966	UBS Securities LLC	10/8/24	(407)
USD	163,783	HKD	1,274,689	UBS Securities LLC	10/8/24	(341)
USD	322,150	HKD	2,509,985	UBS Securities LLC	10/8/24	(1,027)
USD	324,209	HKD	2,525,880	UBS Securities LLC	10/8/24	(1,014)
USD	482,223	HKD	3,756,388	UBS Securities LLC	10/8/24	(1,436)
USD	491,566	HKD	3,820,764	UBS Securities LLC	10/8/24	(382)
USD	1,766,158	HKD	13,758,703	UBS Securities LLC	10/8/24	(5,363)
USD	34,896,170	HKD	271,753,434	UBS Securities LLC	10/8/24	(93,814)
USD	294,136	JPY	42,399,629	UBS Securities LLC	10/8/24	(2,648)
USD	892,774	JPY	128,052,166	UBS Securities LLC	10/8/24	(3,552)
USD	901,095	JPY	126,186,273	UBS Securities LLC	10/8/24	17,829
USD	1,778,785	JPY	253,739,166	UBS Securities LLC	10/8/24	2,687
USD	1,796,838	JPY	252,001,671	UBS Securities LLC	10/8/24	32,903
USD	2,653,733	JPY	377,343,802	UBS Securities LLC	10/8/24	12,441
USD	2,688,883	JPY	383,798,026	UBS Securities LLC	10/8/24	2,414
USD	9,805,889	JPY	1,381,794,861	UBS Securities LLC	10/8/24	133,745
USD	189,260,502	JPY	27,127,919,083	UBS Securities LLC	10/8/24	(626,684)
USD	104,845	SGD	134,800	UBS Securities LLC	10/8/24	(350)
USD	310,186	SGD	401,522	UBS Securities LLC	10/8/24	(3,153)
USD	316,802	SGD	407,134	UBS Securities LLC	10/8/24	(918)
USD	618,426	SGD	801,800	UBS Securities LLC	10/8/24	(7,282)
USD	624,235	SGD	806,845	UBS Securities LLC	10/8/24	(5,410)
USD	920,303	SGD	1,199,971	UBS Securities LLC	10/8/24	(16,130)
USD	953,526	SGD	1,220,141	UBS Securities LLC	10/8/24	1,352
USD	3,375,168	SGD	4,395,208	UBS Securities LLC	10/8/24	(54,763)
USD	66,615,562	SGD	86,621,148	UBS Securities LLC	10/8/24	(981,827)
Net unrealized depreciation on open forward foreign currency contracts						$(11,211,252)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF

Summary of Investments by Country#
Japan	15.2%
Canada	11.4
Australia	9.3
United Kingdom	8.6
France	8.5
United States	8.3
Italy	8.0
Germany	5.9
Singapore	5.9
Switzerland	5.8
Spain	3.4
Hong Kong	2.1
Sweden	2.1
Norway	1.6
Finland	1.1
Netherlands	0.9
Portugal	0.5
China	0.4
Austria	0.3
Belgium	0.2
Israel	0.1
Short-Term Investments	0.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2024, and are subject to change.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 4.5%
Diversified Telecommunication Services — 2.4%
Verizon Communications Inc.	314,915	$14,142,833
Media — 2.1%
Interpublic Group of Cos. Inc.	175,195	5,541,418
Omnicom Group Inc.	64,585	6,677,443
Total Media		12,218,861

Total Communication Services		26,361,694
Consumer Discretionary — 6.9%
Hotels, Restaurants & Leisure — 4.3%
Darden Restaurants Inc.	56,971	9,350,650
McDonald’s Corp.	52,836	16,089,091
Total Hotels, Restaurants & Leisure		25,439,741
Specialty Retail — 2.6%
Home Depot Inc.	38,211	15,483,097

Total Consumer Discretionary		40,922,838
Consumer Staples — 24.4%
Beverages — 7.5%
Coca-Cola Co.	214,117	15,386,448
Keurig Dr Pepper Inc.	405,659	15,204,099
PepsiCo Inc.	79,613	13,538,191
Total Beverages		44,128,738
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	135,221	10,555,351
Food Products — 10.5%
General Mills Inc.	168,025	12,408,646
Hershey Co.	69,691	13,365,340
Kellanova	126,640	10,221,115
Kraft Heinz Co.	328,858	11,546,204
Mondelez International Inc., Class A Shares	201,617	14,853,124
Total Food Products		62,394,429
Household Products — 2.1%
Kimberly-Clark Corp.	87,216	12,409,093
Tobacco — 2.5%
Altria Group Inc.	270,849	13,824,133
Universal Corp.	10,097	536,252
Vector Group Ltd.	31,718	473,232
Total Tobacco		14,833,617

Total Consumer Staples		144,321,228
Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	86,321	12,712,493
Diamondback Energy Inc.	36,213	6,243,121
DT Midstream Inc.	24,853	1,954,937
ONEOK Inc.	117,667	10,722,994

Total Energy		31,633,545
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 7.2%
Banks — 6.4%
Atlantic Union Bankshares Corp.	17,867	$673,050
Bank of Hawaii Corp.	11,935	749,160
Community Financial System Inc.	11,430	663,740
CVB Financial Corp.	32,092	571,879
First Commonwealth Financial Corp.	19,261	330,326
First Financial Bancorp	14,101	355,768
First Hawaiian Inc.	29,193	675,818
First Interstate BancSystem Inc., Class A Shares	28,647	878,890
First Merchants Corp.	10,232	380,630
FNB Corp.	89,743	1,266,274
Fulton Financial Corp.	48,693	882,804
Hope Bancorp Inc.	29,226	367,079
NBT Bancorp Inc.	7,889	348,930
Northwest Bancshares Inc.	28,148	376,620
Old National Bancorp	95,107	1,774,697
PNC Financial Services Group Inc.	56,132	10,376,000
Preferred Bank	3,772	302,703
Provident Financial Services Inc.	26,764	496,740
Towne Bank	10,710	354,073
United Bankshares Inc.	22,028	817,239
US Bancorp	298,772	13,662,843
Valley National Bancorp	166,544	1,508,889
Westamerica BanCorp	5,418	267,758
Total Banks		38,081,910
Insurance — 0.7%
CNA Financial Corp.	10,800	528,552
Fidelity National Financial Inc.	54,867	3,405,046
Total Insurance		3,933,598
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	28,285	328,106

Total Financials		42,343,614
Health Care — 2.4%
Pharmaceuticals — 2.4%
Johnson & Johnson	86,550	14,026,293

Industrials — 4.9%
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	27,469	16,057,279
Professional Services — 1.9%
Paychex Inc.	82,166	11,025,855
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	18,914	1,627,739

Total Industrials		28,710,873
Information Technology — 5.1%
Communications Equipment — 2.6%
Cisco Systems Inc.	285,776	15,208,999
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — 2.5%
International Business Machines Corp.	68,413	$15,124,746

Total Information Technology		30,333,745
Materials — 2.5%
Chemicals — 1.3%
LyondellBasell Industries NV, Class A Shares	77,488	7,431,099
Containers & Packaging — 1.2%
Packaging Corp. of America	26,545	5,717,793
Sonoco Products Co.	30,017	1,639,829
Total Containers & Packaging		7,357,622

Total Materials		14,788,721
Real Estate — 11.6%
Diversified REITs — 1.2%
American Assets Trust Inc.	13,533	361,602
Broadstone Net Lease Inc.	49,900	945,605
Essential Properties Realty Trust Inc.	55,858	1,907,550
WP Carey Inc.	59,463	3,704,545
Total Diversified REITs		6,919,302
Health Care REITs — 0.6%
CareTrust REIT Inc.	33,911	1,046,494
Healthpeak Properties Inc.	71,337	1,631,477
LTC Properties Inc.	12,186	447,104
National Health Investors Inc.	6,796	571,272
Total Health Care REITs		3,696,347
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT Inc.	89,248	1,325,333
Industrial REITs — 0.5%
LXP Industrial Trust	77,957	783,468
STAG Industrial Inc.	50,686	1,981,315
Total Industrial REITs		2,764,783
Office REITs — 0.3%
Easterly Government Properties Inc.	35,520	482,362
Highwoods Properties Inc.	39,371	1,319,322
Total Office REITs		1,801,684
Residential REITs — 2.5%
Equity Residential	63,520	4,729,699
Essex Property Trust Inc.	15,950	4,711,949
Mid-America Apartment Communities Inc.	32,184	5,114,038
Total Residential REITs		14,555,686
Retail REITs — 3.0%
Agree Realty Corp.	37,486	2,823,820
Brixmor Property Group Inc.	102,191	2,847,041
Getty Realty Corp.	12,017	382,261
Kimco Realty Corp.	198,486	4,608,845
NETSTREIT Corp.	39,491	652,786
NNN REIT Inc.	45,524	2,207,459
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Regency Centers Corp.	51,978	$3,754,371
Retail Opportunity Investments Corp.	44,842	705,365
Total Retail REITs		17,981,948
Specialized REITs — 3.3%
CubeSmart	59,860	3,222,264
EPR Properties	28,719	1,408,380
Four Corners Property Trust Inc.	19,941	584,471
Gaming and Leisure Properties Inc.	57,759	2,971,700
National Storage Affiliates Trust	35,434	1,707,919
Uniti Group Inc.	74,263	418,843
VICI Properties Inc.	275,785	9,186,398
Total Specialized REITs		19,499,975

Total Real Estate		68,545,058
Utilities — 23.9%
Electric Utilities — 16.8%
ALLETE Inc.	19,237	1,234,823
Alliant Energy Corp.	70,655	4,288,052
American Electric Power Co. Inc.	127,197	13,050,412
Duke Energy Corp.	122,871	14,167,026
Entergy Corp.	64,949	8,547,938
Evergy Inc.	85,829	5,322,256
Exelon Corp.	276,803	11,224,362
FirstEnergy Corp.	124,861	5,537,585
IDACORP Inc.	13,904	1,433,363
OGE Energy Corp.	64,246	2,635,371
Pinnacle West Capital Corp.	45,167	4,001,345
Portland General Electric Co.	40,122	1,921,844
Southern Co.	161,986	14,607,898
Xcel Energy Inc.	176,337	11,514,806
Total Electric Utilities		99,487,081
Gas Utilities — 0.7%
New Jersey Resources Corp.	21,178	999,602
Northwest Natural Holding Co.	11,697	477,471
ONE Gas Inc.	17,917	1,333,383
Spire Inc.	16,171	1,088,147
Total Gas Utilities		3,898,603
Multi-Utilities — 6.4%
Ameren Corp.	71,897	6,288,111
Avista Corp.	22,213	860,754
Black Hills Corp.	20,751	1,268,301
Consolidated Edison Inc.	77,801	8,101,418
DTE Energy Co.	49,681	6,379,537
NiSource Inc.	167,141	5,791,436
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Northwestern Energy Group Inc.		12,426	$711,016
WEC Energy Group Inc.		88,651	8,526,453
Total Multi-Utilities			37,927,026

Total Utilities			141,312,710
Total Investments before Short-Term Investments (Cost — $524,897,606)			583,300,319
	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,319,944)	4.787%	5,319,944	5,319,944 (a)
Total Investments — 99.7% (Cost — $530,217,550)			588,620,263
Other Assets in Excess of Liabilities — 0.3%			1,624,308
Total Net Assets — 100.0%			$590,244,571

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	11	12/24	$3,134,958	$3,197,838	$62,880
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2024

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Assets:
Investments, at value (Cost — $1,213,354,211 and $530,217,550, respectively)	$1,343,851,425	$588,620,263
Foreign currency, at value (Cost — $1,484,109 and $0, respectively)	1,485,954	—
Dividends receivable	5,707,985	1,582,698
Receivable for securities sold	2,240,295	—
Receivable for Fund shares sold	339,033	—
Unrealized appreciation on forward foreign currency contracts	239,059	—
Receivable from brokers — net variation margin on open futures contracts	75,720	62,880
European Union tax reclaims receivable (Note 1)	69,529	—
Deposits with brokers for open futures contracts	19,828	110,348
Total Assets	1,354,028,828	590,376,189
Liabilities:
Unrealized depreciation on forward foreign currency contracts	11,450,311	—
Payable for securities purchased	2,645,678	—
Investment management fee payable	413,554	131,618
European Union tax reclaims contingency fees payable (Note 1)	41,734	—
Total Liabilities	14,551,277	131,618
Total Net Assets	$1,339,477,551	$590,244,571
Net Assets:
Par value (Note 5)	$433	$145
Paid-in capital in excess of par value	1,236,209,380	731,137,494
Total distributable earnings (loss)	103,267,738	(140,893,068)
Total Net Assets	$1,339,477,551	$590,244,571
Shares Outstanding	43,260,000	14,500,000
Net Asset Value	$30.96	$40.71
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2024

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Investment Income:
Dividends	$36,415,509	$12,223,446
European Union tax reclaims (Note 1)	(3,950)†	—
Less: Foreign taxes withheld	(3,412,773)	—
Total Investment Income	32,998,786	12,223,446
Expenses:
Investment management fee (Note 2)	2,095,094	806,674
European Union tax reclaims contingency fees (Note 1)	(884)†	—
Total Expenses	2,094,210	806,674
Net Investment Income	30,904,576	11,416,772
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	20,168,167	(26,163,328)
Futures contracts	320,416	242,669
Forward foreign currency contracts	(17,307,620)	—
Foreign currency transactions	86,305	—
Net Realized Gain (Loss)	3,267,268	(25,920,659)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	61,937,276	84,343,510
Futures contracts	44,926	25,310
Forward foreign currency contracts	(22,511,290)	—
Foreign currencies	114,766	—
Change in Net Unrealized Appreciation (Depreciation)	39,585,678	84,368,820
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	42,852,946	58,448,161
Increase in Net Assets From Operations	$73,757,522	$69,864,933

†	Reversal of excess European Union tax reclaim and Contingency fees related to the filing of European Union tax reclaims for the period ended September 2024.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Statements of Changes in Net Assets
Franklin International Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$30,904,576	$27,709,425
Net realized gain	3,267,268	20,583,073
Change in net unrealized appreciation (depreciation)	39,585,678	66,732,081
Increase in Net Assets From Operations	73,757,522	115,024,579
Distributions to Shareholders From (Note 1):
Total distributable earnings	(25,599,976)	(46,119,061)
Decrease in Net Assets From Distributions to Shareholders	(25,599,976)	(46,119,061)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (15,480,000 and 16,980,000 shares issued, respectively)	467,791,450	471,542,240
Cost of shares repurchased (780,000 and 2,100,000 shares repurchased, respectively)	(23,667,725)	(60,046,121)
Increase in Net Assets From Fund Share Transactions	444,123,725	411,496,119
Increase in Net Assets	492,281,271	480,401,637
Net Assets:
Beginning of period	847,196,280	366,794,643
End of period	$1,339,477,551	$847,196,280
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$11,416,772	$36,862,026
Net realized loss	(25,920,659)	(28,677,443)
Change in net unrealized appreciation (depreciation)	84,368,820	(8,687,566)
Increase (Decrease) in Net Assets From Operations	69,864,933	(502,983)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,399,997)	(36,357,087)
Decrease in Net Assets From Distributions to Shareholders	(12,399,997)	(36,357,087)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 5,400,000 shares issued, respectively)	1,813,376	201,347,194
Cost of shares repurchased (3,400,000 and 17,650,000 shares repurchased, respectively)	(126,861,376)	(629,252,600)
Decrease in Net Assets From Fund Share Transactions	(125,048,000)	(427,905,406)
Decrease in Net Assets	(67,583,064)	(464,765,476)
Net Assets:
Beginning of period	657,827,635	1,122,593,111
End of period	$590,244,571	$657,827,635
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Financial Highlights
Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]
Net asset value, beginning of period	$29.66	$26.81	$27.06	$25.83	$21.25	$27.15	$26.42
Income (loss) from operations:
Net investment income	0.89	1.32	1.25	0.41	1.13	1.00	1.18
Net realized and unrealized gain (loss)	1.13	3.70	0.50	1.12	4.78	(5.47)	1.85
Total income (loss) from operations	2.02	5.02	1.75	1.53	5.91	(4.47)	3.03
Less distributions from:
Net investment income	(0.72)	(1.50)	(1.06)	(0.30)	(1.33)	(1.13)	(1.16)
Net realized gains	—	(0.67)	(0.94)	—	—	(0.30)	(1.14)
Total distributions	(0.72)	(2.17)	(2.00)	(0.30)	(1.33)	(1.43)	(2.30)
Net asset value, end of period	$30.96	$29.66	$26.81	$27.06	$25.83	$21.25	$27.15
Total return, based on NAV[5]	6.96%	19.68%	6.90%	5.98%	28.28%	(17.20)%	12.65%
Net assets, end of period (000s)	$1,339,478	$847,196	$366,795	$102,291	$80,576	$53,552	$53,751
Ratios to average net assets:
Gross expenses	0.40%[6]	0.40%	0.41%[7]	0.40%[6]	0.40%	0.40%	0.40%
Net expenses	0.40 [6]	0.40	0.41 [7]	0.40 [6]	0.40	0.40	0.40
Net investment income	5.90 [6]	4.81	4.81	3.75 [6]	4.51	4.28	4.54
Portfolio turnover rate[8]	34%	64%	78%	24%	54%	96%	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	For the period November 1, 2021 through March 31, 2022.
[4]	For the year ended October 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]
Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.40% and 0.40%, respectively, for the year ended March 31, 2023.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]
Net asset value, beginning of period	$36.85	$37.30	$39.65	$37.31	$29.36	$33.77	$30.19
Income (loss) from operations:
Net investment income	0.71	1.42	1.33	0.43	0.99	1.13	1.11
Net realized and unrealized gain (loss)	3.92	(0.49)	(2.46)	2.45	8.01	(4.45)	3.36
Total income (loss) from operations	4.63	0.93	(1.13)	2.88	9.00	(3.32)	4.47
Less distributions from:
Net investment income	(0.77)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)	(0.89)
Total distributions	(0.77)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)	(0.89)
Net asset value, end of period	$40.71	$36.85	$37.30	$39.65	$37.31	$29.36	$33.77
Total return, based on NAV[5]	12.80%	2.66%	(2.85)%	7.76%	31.07%	(9.90)%	15.15%
Net assets, end of period (millions)	$590	$658	$1,123	$728	$743	$671	$824
Ratios to average net assets:
Gross expenses	0.27%[6]	0.27%	0.27%	0.27%[6]	0.27%	0.27%	0.27%
Net expenses	0.27 [6]	0.27	0.27	0.27 [6]	0.27	0.27	0.27
Net investment income	3.82 [6]	3.96	3.54	2.71 [6]	2.84	3.69	3.50
Portfolio turnover rate[7]	38%	65%	52%	14%	52%	48%	29%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	For the period November 1, 2021 through March 31, 2022.
[4]	For the year ended October 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$1,313,341,848	—	—	$1,313,341,848
Preferred Stocks	25,627,831	—	—	25,627,831
Total Long-Term Investments	1,338,969,679	—	—	1,338,969,679
Short-Term Investments†	4,881,746	—	—	4,881,746
Total Investments	$1,343,851,425	—	—	$1,343,851,425
Other Financial Instruments:
Futures Contracts††	$75,720	—	—	$75,720
Forward Foreign Currency Contracts††	—	$239,059	—	239,059
Total Other Financial Instruments	$75,720	$239,059	—	$314,779
Total	$1,343,927,145	$239,059	—	$1,344,166,204

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,450,311	—	$11,450,311

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$583,300,319	—	—	$583,300,319
Short-Term Investments†	5,319,944	—	—	5,319,944
Total Investments	$588,620,263	—	—	$588,620,263
Other Financial Instruments:
Futures Contracts††	$62,880	—	—	$62,880
Total	$588,683,143	—	—	$588,683,143

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of September 30, 2024, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $11,450,311. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, International Low Volatility High Dividend Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Low Volatility High Dividend Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
International Low Volatility High Dividend Index ETF	0.40%
U.S. Low Volatility High Dividend Index ETF	0.27%
As compensation for its subadvisory services, FTFA as to each Fund pays Franklin Advisers 90% of the investment management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each  Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$378,923,101	$355,457,193
U.S. Low Volatility High Dividend Index ETF	224,314,921	227,486,240
During the six months ended September 30, 2024, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
International Low Volatility High Dividend Index ETF	$430,355,819	$23,647,458	$5,382,306
U.S. Low Volatility High Dividend Index ETF	1,813,112	126,809,269	5,357,519

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,221,630,329	$144,358,436	$(22,137,340)	$122,221,096
Futures contracts	—	75,720	—	75,720
Forward foreign currency contracts	—	239,059	(11,450,311)	(11,211,252)

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

	U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$537,496,985	$60,289,183	$(9,165,905)	$51,123,278
Futures contracts	—	62,880	—	62,880
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2024.
International Low Volatility High Dividend Index ETF

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$75,720	$75,720
Forward foreign currency contracts	$239,059	—	239,059
Total	$239,059	$75,720	$314,779

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$11,450,311

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$320,416	$320,416
Forward foreign currency contracts	$(17,307,620)	—	(17,307,620)
Total	$(17,307,620)	$320,416	$(16,987,204)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$44,926	$44,926
Forward foreign currency contracts	$(22,511,290)	—	(22,511,290)
Total	$(22,511,290)	$44,926	$(22,466,364)
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$5,922,987
Forward foreign currency contracts (to sell)	1,043,487,631

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
State Street Global Markets, LLC	$21,084	$(7,098,682)	$(7,077,598)	—	$(7,077,598)
UBS Securities LLC	217,975	(4,351,629)	(4,133,654)	—	(4,133,654)
Total	$239,059	$(11,450,311)	$(11,211,252)	—	$(11,211,252)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2024.
U.S. Low Volatility High Dividend Index ETF

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$62,880

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$242,669

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$25,310
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,332,673
5. Fund share transactions
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Deferred capital losses
As of March 31, 2024, International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF had deferred capital losses of $7,255,831 and $171,544,896, respectively, which have no expiration date, that will be available to offset future taxable capital gains.

Franklin Low Volatility High Dividend Index ETFs 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason ETF Investment Trust
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
(each a Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between FTFA and Franklin Advisers, Inc. (FAV), an affiliate of FTFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for each Fund were considered at the same Board meeting, the Board considered the information provided to it about each Fund together and with respect to each Fund separately as the Board deemed appropriate. FTFA, FAV and Western Asset LLC are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin International Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap value funds and exchange-traded funds. The Fund commenced operations on July 27, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that, although below median, the Fund’s annualized total return for the one-year period was 17.20%.  The Board further noted the small size of the Fund’s Performance Universe and that therefore no quintile information was available for the Fund. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board further noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund.  The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund commenced operations on December 28, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board also noted that, although below median, the Fund’s annualized total return for the three- and five-year periods was 7.20% and 8.35%, respectively. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board further noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board discussed the Fund’s relative underperformance with management and management explained that, unlike the Fund’s Performance Universe peers, the Fund has an orientation towards equity securities with relatively high yield and low price and earnings volatility which tend to underperform in strong positive equity environments which occurred, at times, over the reporting periods. Management discussed with the Board the fact that the Fund uses a “passive” investment approach tracking the investment results of the Franklin Low Volatility High Dividend Index and that management was conducting research to determine if potential enhancements could be made to the index construction rules in an effort to deliver more consistent Fund performance. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

Franklin Low Volatility High Dividend Index ETFs

Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Franklin International Low Volatility High Dividend Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an international large-cap value fund, 10 international equity income funds and one international multi-cap value fund. The Expense Group for the Franklin U.S. Low Volatility High Dividend Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and six other multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio were below the medians of each Fund’s respective Expense Group. The Board further noted that each Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of FAV and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from each Fund and that the allocation of the fee between FTFA and each of FAV and Western Asset LLC reflected the services provided by each to each Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FTFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted management’s representation that the Franklin International Low Volatility High Dividend Index ETF and the Franklin U.S. Low Volatility High Dividend Index ETF had net assets of $654 million and $873 million, respectively, as of December 31, 2023, and experienced a profit for the fiscal year ended September 30, 2023. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Franklin Low Volatility High Dividend Index ETFs

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Franklin
Low Volatility High Dividend Index ETFs
Trustees
Rohit Bhagat
Deborah D. McWhinney
Anantha K. Pradeep
Jennifer M. Johnson
Chair
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Low Volatility High Dividend Index ETFs
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Franklin Low Volatility High Dividend Index ETFs
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
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We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
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Legg Mason Funds
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Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

ETF Index Disclaimers
Franklin International Low Volatility High Dividend Index ETF
The MSCI World ex-US IMI Index (the “MSCI Index”) was used by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Franklin International Low Volatility High Dividend Index ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.
The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.
Franklin Advisers does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or  use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Franklin U.S. Low Volatility High Dividend Index ETF
Solactive AG does not sponsor, promote, sell or support in any manner the Franklin Low Volatility High Dividend Index ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Franklin Advisers, Inc. (“Franklin Advisers”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

LMETF-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 22, 2024